Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	$ 393,624	$ 211,493
Australia [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	6,109	1,053
Bahrain [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	4,648	216
Bermuda [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	5,249	765
Canada [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	14,791	9,164
China [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	19,504	8,540
Finland [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,016	1,035
France [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	4,615	1,242
Germany [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	18,698	14,714
Hong Kong [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,905	1,220
India [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	3,278
Japan [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	12,259	7,866
Jordan [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	2,707	2,968
South Korea [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	7,239	5,127
KSA [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	15,383	2,349
Kuwait [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,035	1,020
Luxembourg [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	715
Malaysia [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,447
Marshall Islands [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	129
Mexico [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,102	1,098
Netherlands [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	10,775	1,869
Oman [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,085
Qatar [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	27,984	8,098
Singapore [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	5,294
Spain [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	3,793	545
Sweden [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,060
Switzerland [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	1,889	332
Taiwan [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	3,097
UAE [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	9,793	5,691
UK [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	52,033	13,491
USA [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	153,349	114,525
Virgin Islands (British) [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt	$ 1,643
Cayman Island [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		640
Europe [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		3,182
Global [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		991
Norway [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		750
Pacific basin [Member]
Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate [Line Items]
Total bonds and debt		$ 3,002